Long-Term Debt and Borrowing Arrangements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Long-Term Debt and Borrowing Arrangements [Abstract]
Schedule of Indebtedness	The Company’s indebtedness as of March 31, 2024 and December 31, 2023 consisted of the following:
	As of March 31, 2024		As of December 31, 2023
	Amount	Interest Rate	Amount	Interest Rate
$10 million revolving credit arrangement – related party (due December 2026)	$6,086	2.75%	$6,828	2.75%
€1.5 million term loan (due April 2026)	857	1.70%	980	1.70%
$12.785 million term loan – related party (due December 2026)	8,938	2.75%	9,697	2.75%
€7 million term loan (due April 2027)	4,428	6.00%	4,861	6.00%
$7.25 million term loan – related party (due December 2027)	6,827	3.75%	7,250	3.75%
$1.25 million term loan – (due March 31, 2025)	1,250	8.88%	—	—
$7.22 million term loan – related party (due March 31, 2025)	7,221	8.88%	—	—
	35,607		29,616
Less: Current portion of long-term debt and short-term debt	15,131		6,651
	$20,476		$22,965
The Company’s indebtedness as of December 31, 2023 and 2022 consisted of the following:
	2023		2022
	Amount	Interest Rate	Amount	Interest Rate
€2.5 million revolving credit arrangement (due December 2023, fully converted to Predecessor Financing Units in October 2023)	$—	—	$2,090	3.00%
$10 million revolving credit arrangement (due December 2026) ($6,828 and $629 outstanding with related party as of December 31, 2023 and December 31, 2022, respectively)	6,828	2.75%	629	2.75%
€1.5 million term loan (due April 2026)	980	1.70%	1,344	1.70%
$12.785 million term loan – related party (due December 2026)	9,697	2.75%	12,786	2.75%
€7 million term loan (due April 2027)	4,861	6.00%	5,972	2.88%
$7.25 million term loan – related party (due December 2027)	7,250	3.75%	7,250	3.75%
$1.975 million term loan – related party (due December 2029, fully converted to Predecessor Financing Units in October 2023)	—	—	1,975	3.00%
Finance leases	—	—	1,099	6.39%
	29,616		33,145
Less: Current portion of long-term debt	6,651		7,408
	$22,965		$25,737

Schedule of Outstanding Debt	The Company’s outstanding debt as of December 31, 2023 matures as follows:
Within 1 year	$6,651
Between 1 and 2 years	6,895
Between 2 and 3 years	13,592
Between 3 and 4 years	2,478
Total	$29,616

Schedule of Related Party Revolving Credit Arrangements	As of March 31, 2024, the remaining commitment available under the Company’s related party revolving credit arrangements was the following:
Available Capacity
$10 million revolving credit arrangement (due December 2026)	$3,914
$3,914
As of December 31, 2023, the remaining commitment available under the Company’s related party revolving credit arrangements was the following:
Available Capacity
$10 million revolving credit arrangement (due December 2026)	$3,172
$3,172